2012 Incentive compensation plan - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013 Y	Dec. 31, 2012 Y	Jun. 06, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock repurchased by the company, shares		830,925	830,925		830,925
Number of shares granted under SAR Award Agreement				543,872
Common stock, market value per share		$ 22.07	$ 22.07
Valuation dates of common stock under SAR award agreement, description		Commence after May 30, 2012 and prior to May 30, 2022	Commence after May 30, 2012 and prior to May 30, 2022
SAR award expiration period from grant date		10	10
Expected term		6 years	6 years
Risk-free interest rate	0.92%
Dividend yield		$ 0	$ 0
Anticipated volatility factor and zero dividend yield		55.00%	55.00%
Discount on valuation of trading activity				15.00%
Service period		1 year 9 months 11 days	1 year 9 months 11 days
Expenses for the SAR granted		207,000	500,000
Total unrecognized compensation cost		1,117,000	1,300,000
Expected period of recognition of cost		3 years	3 years
Resulting fair value of each SAR per share			$ 3.31
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Sharebased Compensation, Nonvested Awards, Expected Compensation Expense		$ 1,800,000
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock repurchased by the company, shares		830,925	830,925